Shareholder Report, Holdings (Details)	Jul. 31, 2026
Intelligent Real Estate ETF | Equinix, Inc. - REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Intelligent Real Estate ETF | Digital Realty Trust, Inc. - REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Intelligent Real Estate ETF | Digital Core REIT Management Pte Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Intelligent Real Estate ETF | Iron Mountain, Inc. - REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Intelligent Real Estate ETF | Segro PLC - REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Intelligent Real Estate ETF | Public Storage - REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Intelligent Real Estate ETF | First Industrial Realty Trust, Inc. - REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Intelligent Real Estate ETF | American Tower Corp. - REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Intelligent Real Estate ETF | Prologis, Inc. - REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Intelligent Real Estate ETF | Keppel DC - REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Intelligent Real Estate ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.20%
Intelligent Real Estate ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Intelligent Real Estate ETF | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Residential REIT ETF | Public Storage - REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Residential REIT ETF | Diversified Healthcare Trust - REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Residential REIT ETF | Welltower, Inc. - REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Residential REIT ETF | Ventas, Inc. - REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Residential REIT ETF | Essex Property Trust, Inc. - REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Residential REIT ETF | Invitation Homes, Inc. - REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Residential REIT ETF | Equity Residential - REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Residential REIT ETF | American Homes 4 Rent - Class A - REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Residential REIT ETF | Equity LifeStyle Properties, Inc. - REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Residential REIT ETF | UDR, Inc. - REIT [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Residential REIT ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Residential REIT ETF | Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%